Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Strategic Trust
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Schwab U.S. TIPS ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. TIPS ETF
Class Name	Schwab U.S. TIPS ETF
Trading Symbol	SCHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. TIPS ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 1.95% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
which returned 1.84%. The fund does not seek to
track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree
Portfolio holdings may have changed since the report da
te.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
to the Bloomberg
US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (08/05/2010) 2	1.95%	1.82%	2.18%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	1.35%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	1.84%	1.87%	2.24%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
to the Bloomberg
US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.

Performance Inception Date	Aug. 05, 2010
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 11,489,000,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 3,391,263
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$11,489
Number of Holdings	49
Portfolio Turnover Rate (excludes in-kind transactions)	24%
Advisory Fees Paid by the Fund	$3,391,263
Weighted Average Maturity	7.1 Yrs
Weighted Average Duration	6.4 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since
January 1, 2024
. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since
January 1, 2024
. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab Short-Term U.S. Treasury ETF
Shareholder Report [Line Items]
Fund Name	Schwab Short-Term U.S. Treasury ETF
Class Name	Schwab Short-Term U.S. Treasury ETF
Trading Symbol	SCHO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term U.S. Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 4.00% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index which returned 4.03%. The fund does not seek to track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Most of the fund’s gains c
am
e from coupon income generated by the fund’s holdings though price appreciation also contributed to fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 1-3 Year Index to the Bloomberg US Aggregate Bond Index.
The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US
Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (08/05/2010) 2	4.00%	1.32%	1.32%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 1-3 Year Index to the Bloomberg US Aggregate Bond Index.
The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US
Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Aug. 05, 2010
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 11,230,000,000
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 3,297,967
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$11,230
Number of Holdings	98
Portfolio Turnover Rate (excludes in-kind transactions)	67%
Advisory Fees Paid by the Fund	$3,297,967
Weighted Average Maturity	2.0 Yrs
Weighted Average Duration	1.9 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab Intermediate-Term U.S. Treasury ETF
Shareholder Report [Line Items]
Fund Name	Schwab Intermediate-Term U.S. Treasury ETF
Class Name	Schwab Intermediate-Term U.S. Treasury ETF
Trading Symbol	SCHR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Intermediate-Term U.S. Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 1.33% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index which returned 1.26%. The fund does not seek to track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Coupon income gener
ated
by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 3-10 Year Index to the Bloomberg US Aggregate Bond Index.
The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US
Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (08/05/2010) 2	1.33%	-0.20%	1.08%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	1.35%
Bloomberg US Treasury 3-10 Year Index	1.26%	-0.16%	1.14%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 3-10 Year Index to the Bloomberg US Aggregate Bond Index.
The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US
Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Aug. 05, 2010
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 10,078,000,000
Holdings Count | Holdings	105
Advisory Fees Paid, Amount	$ 2,660,695
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$10,078
Number of Holdings	105
Portfolio Turnover Rate (excludes in-kind transactions)	38%
Advisory Fees Paid by the Fund	$2,660,695
Weighted Average Maturity	5.6 Yrs
Weighted Average Duration	4.9 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab Long-Term U.S. Treasury ETF
Shareholder Report [Line Items]
Fund Name	Schwab Long-Term U.S. Treasury ETF
Class Name	Schwab Long-Term U.S. Treasury ETF
Trading Symbol	SCHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Long-Term U.S. Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was -6.30% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index which returned -6.41%. The fund does not seek to track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Price returns detr
ac
ted from fund performance while coupon income generated by the fund’s holdings contributed to fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Long Treasury Index to the Bloomberg US Aggregate Bond Index. The
Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long
Treasury Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019) 2	-6.30%	-5.25%	-5.94%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	-0.35%
Bloomberg US Long Treasury Index	-6.41%	-5.20%	-5.89%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Long Treasury Index to the Bloomberg US Aggregate Bond Index. The
Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long
Treasury Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 10, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 708,031,000
Holdings Count | Holdings	89
Advisory Fees Paid, Amount	$ 214,128
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$708,031
Number of Holdings	89
Portfolio Turnover Rate (excludes in-kind transactions)	21%
Advisory Fees Paid by the Fund	$214,128
Weighted Average Maturity	22.3 Yrs
Weighted Average Duration	14.5 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab U.S. Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Aggregate Bond ETF
Class Name	Schwab U.S. Aggregate Bond ETF
Trading Symbol	SCHZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 1.26% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index returned 1.25%.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree
■

The fund held positions in TBAs, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date.
The fund’s average month-end position in these securities was 1.4%, with a minimum exposure of 1.0% and a maximum exposure of 1.9% over the period.

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (07/14/2011) 2	1.26%	-0.38%	1.28%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.

Performance Inception Date	Jul. 14, 2011
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 8,441,000,000
Holdings Count | Holdings	10,930
Advisory Fees Paid, Amount	$ 2,369,921
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$8,441
Number of Holdings	10,930
Portfolio Turnover Rate (excludes in-kind transactions)	45%
Advisory Fees Paid by the Fund	$2,369,921
Weighted Average Maturity	8.3 Yrs
Weighted Average Duration	5.9 Yrs
Qualified Interest Income	92.23%
Business Interest Deduction (163j)	99.05%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab 1-5 Year Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab 1-5 Year Corporate Bond ETF
Class Name	Schwab 1-5 Year Corporate Bond ETF
Trading Symbol	SCHJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1-5 Year Corporate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 4.95% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index which returned 4.95%. The fund does not seek to track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Most of the fund’s gains came from coupon income generated by the fund’s holdings though price appreciation also contributed to fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 1-5 Year Corporate Bond Index to the Bloomberg US Aggregate Bond
Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019) 2	4.95%	1.92%	1.94%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	-0.35%
Bloomberg US 1-5 Year Corporate Bond Index	4.95%	1.99%	2.01%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 1-5 Year Corporate Bond Index to the Bloomberg US Aggregate Bond
Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 10, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 475,203,000
Holdings Count | Holdings	2,718
Advisory Fees Paid, Amount	$ 126,979
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$475,203
Number of Holdings (excludes derivatives)	2,718
Portfolio Turnover Rate (excludes in-kind transactions)	33%
Advisory Fees Paid by the Fund	$126,979
Weighted Average Maturity	2.8 Yrs
Weighted Average Duration	2.6 Yrs
Qualified Interest Income	80.51%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab 5-10 Year Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab 5-10 Year Corporate Bond ETF
Class Name	Schwab 5-10 Year Corporate Bond ETF
Trading Symbol	SCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 5-10 Year Corporate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 3.32% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.25%. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index which returned 3.21%. The fund does not seek to track the regulatory index.
■

Timing differences between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance over the reporting period
●
Timing difference at the beginning of the reporting period contributed to relative performance
●
Timing difference at the end of the reporting period detracted from relative performance but to a lesser degree
●
These deviations are temporary because the two pricing methodologies move back into alignment the following day
■

Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 5-10 Year Corporate Bond Index to the Bloomberg US Aggregate Bond
Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019) 2	3.32%	0.85%	0.94%
Bloomberg US Aggregate Bond Index 3	1.25%	-0.33%	-0.35%
Bloomberg US 5-10 Year Corporate Bond Index	3.21%	0.89%	1.00%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 5-10 Year Corporate Bond Index to the Bloomberg US Aggregate Bond
Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 10, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 7,740,000,000
Holdings Count | Holdings	2,244
Advisory Fees Paid, Amount	$ 2,042,104
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$7,740
Number of Holdings (excludes derivatives)	2,244
Portfolio Turnover Rate (excludes in-kind transactions)	27%
Advisory Fees Paid by the Fund	$2,042,104
Weighted Average Maturity	7.3 Yrs
Weighted Average Duration	6.0 Yrs
Qualified Interest Income	84.76%
Business Interest Deduction (163j)	99.43%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Bond ETF
Class Name	Schwab Municipal Bond ETF
Trading Symbol	SCMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund’s NAV return was 1.14% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg Municipal Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.05%. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index which returned 1.26%. The fund does not seek to track the regulatory index.
■

The fund experienced a significant growth in assets over the period. Variable charges paid to the fund by purchasers and redeemers of Creation Units (large blocks of shares) for cash contributed to the fund’s performance. These charges offset the transaction costs to the fund of buying or selling portfolio securities.
■

Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 12, 2022 - December 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index
(“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab
Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and
its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the ICE AMT-Free Core U.S. National Municipal Index to the Bloomberg Municipal Bond
Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free
Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Municipal Bond ETF (10/12/2022) 2	1.14%	4.47%
Bloomberg Municipal Bond Index 3	1.05%	4.78%
ICE AMT-Free Core U.S. National Municipal Index	1.26%	4.52%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index
(“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab
Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and
its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the ICE AMT-Free Core U.S. National Municipal Index to the Bloomberg Municipal Bond
Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free
Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 12, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 487,795,000
Holdings Count | Holdings	3,555
Advisory Fees Paid, Amount	$ 105,465
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$487,795
Number of Holdings	3,555
Portfolio Turnover Rate (excludes in-kind transactions)	31%
Advisory Fees Paid by the Fund	$105,465
Weighted Average Maturity	7.7 Yrs
Weighted Average Duration	6.3 Yrs
Tax Exempt Income Distribution	99.92%

Holdings [Text Block]	Portfolio Composition By Security Type % of Investments Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since
January 1, 2024
. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements have been adjusted for the period ended December 31, 2024, and all prior periods, to reflect the share split.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since
January 1, 2024
. For more complete information, you may review the fund’s
Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab Ultra Short Income ETF
Shareholder Report [Line Items]
Fund Name	Schwab Ultra-Short Income ETF
Class Name	Schwab Ultra-Short Income ETF
Trading Symbol	SCUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of August 13, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Ultra-Short Income ETF	$5 *	0.14% **
*
For the period from 08/13/2024 (commencement of operations) through 12/31/2024. Expenses for a full reporting period would be higher than the figure shown.
**
Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.14%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the reporting period of August 13, 2024
1
, through December 31, 2024, the fund’s NAV return was 1.96% (for an explanation of
NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned -1.29%. The ICE BofA US 3-Month Treasury Bill
Index which returned 1.91%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Though the fund focuses on investment-grade securities with durations of two years or shorter, the fund maintained a duration between four and six months during the reporting period
■

The fund’s shorter duration positively contributed to performance as yields on the two-year U.S. Treasury rose during the reporting period
Portfolio holdings may have changed since the report date.
1
Inception (08/13/2024) represents the date that the shares began trading in the secondary market.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 13, 2024 - December 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/13/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Total returns shown are since the fund’s inception date of August 13, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	Since Inception*
Fund: Schwab Ultra-Short Income ETF (08/13/2024) 2	1.96% 3
Bloomberg US Aggregate Bond Index	-1.29% 3
ICE BofA US 3-Month Treasury Bill Index	1.91% 3
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/13/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Total returns shown are since the fund’s inception date of August 13, 2024.

Performance Inception Date	Aug. 13, 2024
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 70,231,000
Holdings Count | Holdings	108
Advisory Fees Paid, Amount	$ 27,649
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$70,231
Number of Holdings	108
Portfolio Turnover Rate (not annualized)	3%
Advisory Fees Paid by the Fund	$27,649
Weighted Average Maturity	0.5 Yr
Weighted Average Duration	0.4 Yr
Qualified Interest Income	59.72%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition By Security Type % of Investments Portfolio holdings may have changed since the report date.

[1]	For the period from 08/13/2024 (commencement of operations) through 12/31/2024. Expenses for a full reporting period would be higher than the figure shown.
[2]	Annualized.